Related Party Transactions (Q3) (Details) - Directors and Officers $ in Millions	Sep. 12, 2024 note	Jun. 21, 2024 USD ($) note
Related Party Transaction [Line Items]
Number of promissory notes | note	6	6
Initial borrowing capacity | $		$ 0.5
Interest rate (as percent)		5.12%